CONSOLIDATED STATEMENTS OF INCOME - USD ($)	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
CONSOLIDATED STATEMENTS OF INCOME
SALES	$ 8,159,796	$ 6,480,564
COSTS AND EXPENSES
Food and paper costs	3,090,816	2,574,388
Labor costs	2,335,949	2,140,157
Occupancy costs	709,704	718,905
Other operating expenses	426,553	353,502
Depreciation and amortization	189,389	212,787
Impairment of assets held for sale	190,493	93,488
Impairment of goodwill	0	200,000
General and administrative	687,524	560,885
Total costs and expenses	7,630,428	6,854,112
Income (loss) from operations	529,368	(373,548)
INTEREST INCOME	103,623	4,402
OTHER INCOME	466,758	8,410
INTEREST EXPENSE	(177,757)	(207,841)
INCOME BEFORE TAXES	921,992	(568,577)
INCOME TAX (PROVISION) BENEFIT	(130,000)	102,000
NET INCOME (LOSS)	$ 791,992	$ (466,577)
NET INCOME (LOSS) PER COMMON SHARE - Basic and Diluited	$ 0.20	$ (0.12)
WEIGHTED AVERAGE SHARES USED IN COMPUTING PER COMMON SHARE AMOUNTS - Basic and Diluited	4,047,502	4,043,989